PRIME INCOME TRUST TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report to shareholders on the operations of Prime Income Trust for the fiscal year ended September 30, 1997. During this period, the Trust continued to meet its investment objective of a high level of current income consistent with the preservation of capital. As designed, the Trust's distribution rate has continued to track the movement of short-term interest rates.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended September 30, 1997, Prime Income Trust produced a total return of 7.78 percent. The Trust's distribution rate of 7.47 percent on September 30, 1997, shows that it has maintained a 200- to 300-basis-point yield advantage over money market instruments. The Trust's net asset value ended the period at $9.95 per share, up from $9.94 a year ago.

As designed, the Trust's automatic reset features have mitigated against much of the price volatility caused by interest-rate movements. The rates of the Trust's portfolio loans are reset approximately every 45 days, tracking the movement of current short-term benchmark rates such as the prime rate of leading U.S. banks and LIBOR (the London Inter-Bank Offered Rate). The prime rate increased to 8.50 percent, compared to 8.25 percent at year-end 1996, while the three-month LIBOR increased from 5.50 percent to 5.75 percent during the same period.

Demand for the Trust continues to be strong, as evidenced by its asset growth. Year-to-date subscriptions exceed $450 million, bringing the Trust's net assets to $1.34 billion. Tenders for Trust shares have been averaging 1.6 to 2 percent of net assets, with a year-to-date total of $86.0 million.

Asset diversification has remained good, with the number of credits remaining stable at approximately 115. These credits are diversified over 65 industry groups and are actively managed. During the period

PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

under review, we sold several positions above par, realizing gains in the portfolio. Transaction flow was strong, coming in waves in terms of both industry sectors and volume. Multiple transactions were brought to market in radio and television broadcasting, cellular and paging systems and health-care services. We expect the transaction flow to remain sufficient for our investment needs.

LOOKING AHEAD

Given the prevailing view that the U.S. economy is growing at an unsustainable pace, the likelihood of future monetary tightening by the Federal Reserve Board exists. Over the past several months, Federal Reserve Chairman Alan Greenspan has issued several warnings to the financial markets, stating that the Fed is poised to raise short-term interest rates at the first sign of inflation. However, regardless of the frequency and magnitude of these moves, the Trust's portfolio is designed to track them, thereby providing the Trust with a yield that can remain competitive with current short-term interest rates.

We appreciate your support of Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

PRIME INCOME TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 20, 1997, a special meeting of the Trust's shareholders was held for the purpose of voting on three separate matters, the results of which are as follows:

1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE TRUST AND DEAN WITTER INTERCAPITAL INC, IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

For.........................................................................  59,130,684
Against.....................................................................   1,250,225
Abstain.....................................................................   5,289,980

2)  ELECTION OF TRUSTEES:

Michael Bozic
For.................  62,562,623
Withheld............   3,108,266
Charles A. Fiumefreddo
For.................  62,564,653
Withheld............   3,106,236
Edwin J. Garn
For.................  62,604,774
Withheld............   3,066,115
John R. Haire
For.................  62,521,197
Withheld............   3,149,692
Wayne E. Hedien
For.................  62,630,822
Withheld............   3,040,067
Dr. Manuel H. Johnson
For.................  62,649,008
Withheld............   3,021,881
Michael E. Nugent
For.................  62,647,116
Withheld............   3,023,773
Philip J. Purcell
For.................  62,646,061
Withheld............   3,024,828
John L. Schroeder
For.................  62,593,551
Withheld............   3,077,338

3) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE TRUST'S INDEPENDENT ACCOUNTANTS:

For.........................................................................  60,800,678
Against.....................................................................     582,813
Abstain.....................................................................   4,287,398

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
            SENIOR COLLATERALIZED TERM LOANS (a) (84.8%)
            ADVERTISING (0.9%)
$   12,000  Outdoor Systems, Inc. ......................................        7.53%     06/30/04  $    11,999,880
                                                                                                    ---------------
            AEROSPACE (1.5%)
     3,885  Fairchild Holding Corp. ....................................        8.91      07/28/00        3,884,882
     5,060  The Aerostructures Corp. ...................................        8.81      09/30/03        5,060,000
     1,840  The Aerostructures Corp. ...................................        9.06      09/30/04        1,839,982
     9,900  Tri-Star Aerospace Co. .....................................        9.00      09/30/03        9,900,396
                                                                                                    ---------------
                                                                                                         20,685,260
                                                                                                    ---------------
            AIR FREIGHT (1.8%)
     9,000  Atlas Freighter Leasing II, Inc. ...........................        7.97      05/29/04        8,999,820
     5,213  Evergreen International Aviation, Inc. .....................        8.66      05/31/02        5,212,448
     9,775  First Security Bank, National Association as Owner
              Trustee...................................................        8.72      05/07/03        9,774,120
                                                                                                    ---------------
                                                                                                         23,986,388
                                                                                                    ---------------
            AIRCRAFT & AEROSPACE (0.6%)
     8,706  Erickson Air-Crane Co. L.L.C. ..............................        9.16      12/31/04        8,706,163
                                                                                                    ---------------
            APPAREL (0.6%)
     4,475  Hosiery Corporation of America, Inc. .......................   8.94 to 9.13   07/31/01        4,472,328
       457  London Fog Industries, Inc. (b) ............................        0.00      05/31/02          434,531
     2,823  London Fog Industries, Inc. ................................        9.50+     05/31/02        2,681,831
       581  London Fog Industries, Inc..................................       12.50++    05/31/02          551,691
                                                                                                    ---------------
                                                                                                          8,140,381
                                                                                                    ---------------
            AUTO PARTS (0.7%)
     4,903  Hayes Wheels International, Inc. ...........................   8.47 to 8.50   07/31/04        4,902,987
     3,974  Hayes Wheels International, Inc. ...........................   8.72 to 8.75   07/31/05        3,973,751
                                                                                                    ---------------
                                                                                                          8,876,738
                                                                                                    ---------------
            AUTO PARTS - AFTER MARKET (1.6%)
    20,895  CSK Auto, Inc. .............................................        8.69      10/31/03       20,895,000
                                                                                                    ---------------
            BEVERAGES - SOFT DRINKS (0.7%)
     3,880  Select Beverages, Inc. .....................................   8.94 to 9.19   06/30/01        3,880,200
     5,820  Select Beverages, Inc. .....................................   9.19 to 9.38   06/30/02        5,819,419
                                                                                                    ---------------
                                                                                                          9,699,619
                                                                                                    ---------------
            BREWERS (1.7%)
     4,922  The Stroh Brewery, Co. .....................................        8.25      06/30/01        4,922,039
     3,200  The Stroh Brewery, Co. (Revolver)...........................  8.19 to 10.00   06/30/01        3,200,052

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
$   14,211  The Stroh Brewery, Co. .....................................  8.69 to 8.75%   06/30/03  $    14,210,630
                                                                                                    ---------------
                                                                                                         22,332,721
                                                                                                    ---------------
            BROADCAST MEDIA (1.7%)
     2,972  Benedek Broadcasting Corp. .................................       10.13      05/01/01        2,972,361
     3,267  Benedek Broadcasting Corp. .................................       10.63      11/01/02        3,267,568
     6,400  Chancellor Media Corp. .....................................        6.09      06/30/05        6,399,851
     1,949  Chancellor Media Corp. (Revolver)...........................   6.09 to 8.50   06/30/05        1,949,483
     8,614  River City Broadcasting, L.P. ..............................       10.25      12/31/99        8,614,433
                                                                                                    ---------------
                                                                                                         23,203,696
                                                                                                    ---------------
            BUILDING MATERIALS (1.7%)
    10,000  Falcon Buildings Products, Inc. ............................        8.66      06/30/05        9,999,900
    12,437  National Gypsum Co. ........................................   7.91 to 9.75   09/20/03       12,436,880
                                                                                                    ---------------
                                                                                                         22,436,780
                                                                                                    ---------------
            CABLE/CELLULAR (5.7%)
     5,955  Cable Systems International, Inc. ..........................        8.79      12/31/02        5,954,939
    10,000  Charter Communications Entertainment I, L.P. ...............        8.44      12/31/04        9,999,400
     9,238  Mobilemedia Communication Corp. ............................        8.22      06/30/02        8,221,808
     1,821  Mobilemedia Communication Corp. (Revolver)..................   8.22 to 8.29   06/30/02        1,620,294
     2,500  Mobilemedia Communication Corp. ............................        8.72      06/30/03        2,274,824
     5,000  Supercanal Holdings S.A. ...................................       11.69      12/30/97        5,000,100
    11,000  Supercanal Holdings S.A. ...................................       10.69      08/09/98       11,000,220
    20,000  Western Wireless Corp. .....................................   8.41 to 8.47   03/31/05       19,999,100
    13,200  UIH Latin America, Inc. ....................................       11.69      01/29/98       13,199,868
                                                                                                    ---------------
                                                                                                         77,270,553
                                                                                                    ---------------
            CHEMICALS - SPECIALTY (1.5%)
     3,929  Huntsman Specialty Chemicals Corp. .........................        8.25      03/15/04        3,928,571
     3,929  Huntsman Specialty Chemicals Corp. .........................        8.50      03/15/05        3,928,532
     5,000  Huntsman Corp. .............................................        8.00      06/30/04        5,000,050

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
$    6,983  Pioneer America Acquisitions, Corp. ........................  8.38 to 8.47%   12/05/06  $     6,981,873
                                                                                                    ---------------
                                                                                                         19,839,026
                                                                                                    ---------------
            COAL (1.0%)
     6,631  Alliance Coal Corp. ........................................        8.97      12/31/02        6,629,995
     7,425  Calciner Industries, Inc. ..................................        8.98      09/30/04        7,424,035
                                                                                                    ---------------
                                                                                                         14,054,030
                                                                                                    ---------------
            COMMERCIAL SERVICES (1.1%)
    14,925  Omni Services, Inc. ........................................        9.06      10/30/05       14,917,985
                                                                                                    ---------------
            COMMUNICATIONS -
            EQUIPMENT & SOFTWARE (1.8%)
     1,353  L - 3 Communications Corp. .................................   7.94 to 8.13   03/31/03        1,353,087
     2,489  L - 3 Communications Corp. .................................   8.19 to 8.38   03/31/05        2,488,938
     1,639  L - 3 Communications Corp. .................................   8.44 to 8.63   03/31/06        1,639,049
    12,391  Latin Communications, Inc. .................................   8.66 to 8.69   02/28/04       12,390,418
     6,000  Telex Communications, Inc. .................................        8.66      11/06/04        5,999,940
                                                                                                    ---------------
                                                                                                         23,871,432
                                                                                                    ---------------
            COMPUTER SERVICES (1.1%)
    15,000  DecisionOne Corp. ..........................................        8.47      08/07/04       14,997,750
                                                                                                    ---------------
            COMPUTERS - SYSTEMS (0.5%)
     6,100  Anacomp, Inc. ..............................................        8.66      03/31/01        6,100,000
                                                                                                    ---------------
            CONSUMER PRODUCTS (1.4%)
     9,476  Chattem, Inc. ..............................................        9.16      02/14/04        9,476,060
     8,978  Playtex Products, Inc. .....................................        7.19      09/15/03        8,976,872
                                                                                                    ---------------
                                                                                                         18,452,932
                                                                                                    ---------------
            CONVENIENCE STORE (1.0%)
     5,000  Caribbean Petroleum, L.P. ..................................        8.97      09/30/05        5,035,650
     8,467  Cumberland Farms, Inc. (Participation: Merrill Lynch & Co.,
              Inc.) (d).................................................        9.00      12/31/98        8,467,368
                                                                                                    ---------------
                                                                                                         13,503,018
                                                                                                    ---------------
            DRUG STORES (0.7%)
    10,000  Duane Reade, Inc. ..........................................       10.50      06/15/02       10,000,000
                                                                                                    ---------------
            ELECTRONIC & ELECTRICAL
            EQUIPMENT (0.7%)
     4,417  Amphenol Corp. .............................................   8.44 to 8.78   05/19/05        4,417,126
     4,536  Amphenol Corp. .............................................   8.94 to 9.28   05/19/06        4,536,379
                                                                                                    ---------------
                                                                                                          8,953,505
                                                                                                    ---------------
            ELECTRONICS (0.6%)
     2,258  Axsys Technologies, Inc. ...................................        9.44      04/25/02        2,258,386
     6,000  Details, Inc. ..............................................        8.75      01/31/02        5,999,700
                                                                                                    ---------------
                                                                                                          8,258,086
                                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
            ENERGY TECHNOLOGY & EQUIPMENT (0.8%)
$   11,249  IRI International Corp. ....................................        8.94%     03/31/02  $    11,249,118
                                                                                                    ---------------
            ENTERTAINMENT & LEISURE TIME (0.8%)
    10,797  Six Flag Theme Parks, Inc. .................................        8.69      06/23/03       10,797,216
                                                                                                    ---------------
            FINANCE (1.9%)
    13,000  Blackstone Capital Company II, L.L.C. ......................        8.66      05/31/99       12,999,870
    13,000  Wasserstein/C & A Holdings, L.L.C. .........................        8.75      05/31/99       12,999,090
                                                                                                    ---------------
                                                                                                         25,998,960
                                                                                                    ---------------
            FOOD PROCESSING (1.1%)
    10,808  American Italian Pasta Co. .................................        9.44      02/27/04       10,807,716
     4,000  Southern Foods Group, L.P. .................................   8.69 to 8.88   03/04/06        3,999,964
                                                                                                    ---------------
                                                                                                         14,807,680
                                                                                                    ---------------
            FOOD SERVICES (2.6%)
     1,667  Ameriserve Food Distribution, Inc. .........................        8.69      06/30/04        1,666,667
     1,667  Ameriserve Food Distribution, Inc. .........................        8.94      06/30/05        1,666,667
     1,667  Ameriserve Food Distribution, Inc. .........................        9.19      06/30/06        1,666,667
     6,689  Rykoff-Sexton, Inc. ........................................        8.69      10/31/02        6,689,256
     3,209  Rykoff-Sexton, Inc. ........................................        8.94      04/30/03        3,209,492
    10,000  SC International Services, Inc. & Caterair International
              Corp. ....................................................        9.00      03/01/07       10,000,000
     6,617  Volume - Services, Inc. ....................................        9.00      12/31/02        6,616,072
     3,308  Volume - Services, Inc. ....................................        9.50      12/31/03        3,307,919
                                                                                                    ---------------
                                                                                                         34,822,740
                                                                                                    ---------------
            FOODS (0.4%)
     4,460  Leon's Bakery, Inc. ........................................   8.44 to 8.50   05/31/01        4,459,841
     1,180  Leon's Bakery, Inc. (Participation: Bankers Trust) (d)......   8.44 to 8.50   05/31/01        1,180,546
                                                                                                    ---------------
                                                                                                          5,640,387
                                                                                                    ---------------
            FOODS & BEVERAGES (1.6%)
     9,487  International Home Foods, Inc. .............................   7.91 to 9.75   09/30/04        9,487,050
     7,615  Van de Kamps, Inc. .........................................  8.72 to 10.50   04/30/03        7,614,278
     4,778  Van de Kamps, Inc. .........................................  8.97 to 10.75   09/30/03        4,777,353
                                                                                                    ---------------
                                                                                                         21,878,681
                                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
            FUNERAL SERVICES (1.5%)
$    4,944  Prime Succession, Inc. .....................................        8.75%     08/01/03  $     4,942,192
     4,944  Prime Succession, Inc. (Participation: Goldman Sachs & Co.)
              (d).......................................................        8.75      08/01/03        4,942,192
     9,867  Rose Hills Co. .............................................        8.94      12/01/03        9,865,384
                                                                                                    ---------------
                                                                                                         19,749,768
                                                                                                    ---------------
            GAS - TRUCK STOP (0.5%)
     6,667  Petro Stopping Centers, L.P. ...............................        9.03      09/30/03        6,666,667
                                                                                                    ---------------
            HEALTHCARE (2.7%)
     7,205  Community Health Systems, Inc. .............................        9.00      12/31/03        7,205,479
     7,205  Community Health Systems, Inc. .............................        9.50      12/31/04        7,205,263
     5,425  Community Health Systems, Inc. .............................        9.75      12/31/05        5,424,441
     5,091  Interim Healthcare, Inc. ...................................       10.00      02/29/04        5,090,909
     1,909  Interim Healthcare, Inc. ...................................       10.50      02/28/05        1,909,091
     9,500  PrimeCare International, Inc. ..............................   9.09 to 9.25   02/28/02        9,498,860
                                                                                                    ---------------
                                                                                                         36,334,043
                                                                                                    ---------------
            HEALTHCARE - DIVERSIFIED (1.3%)
    17,500  Integrated Health Service, Inc. ............................        7.44      12/31/04       17,500,175
                                                                                                    ---------------
            HEATING & AIR CONDITIONING (1.9%)
    12,500  Goodman Manufacturing Co., L.P. & Amana Company, L.P. ......        7.75      09/30/04       12,500,250
    12,500  Goodman Manufacturing Co., L.P. & Amana Company, L.P. ......        8.00      09/30/05       12,500,250
                                                                                                    ---------------
                                                                                                         25,000,500
                                                                                                    ---------------
            HOTELS/MOTELS (1.4%)
     3,125  Capstar Hotel Co. ..........................................        7.47      06/30/04        3,124,844
     5,971  Doubletree Corp. ...........................................        7.94      05/15/04        5,970,694
     9,981  Interstate Hotels Corp. ....................................        7.94      06/25/04        9,981,681
                                                                                                    ---------------
                                                                                                         19,077,219
                                                                                                    ---------------
            HOUSEHOLD APPLIANCES (1.0%)
    12,959  Coinmach Corp. .............................................        8.44      06/30/04       12,958,080
                                                                                                    ---------------
            INSURANCE BROKERS (0.5%)
     7,400  Acordia, Inc. ..............................................        8.47      12/31/04        7,398,742
                                                                                                    ---------------
            MANUFACTURING (2.7%)
     5,714  Alliance Gaming Corp. ......................................  8.47 to 10.25   01/31/05        5,713,508
     2,286  Alliance Gaming Corp. ......................................   8.72 to10.50   07/31/05        2,285,437
     4,610  Chatham Technologies, Inc. .................................        8.50      08/18/03        4,609,576

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
$    5,200  Chatham Technologies........................................        9.00%     08/18/05  $     5,199,376
     8,846  Desa International, Inc. ...................................        8.25      08/31/01        8,846,170
     9,508  Desa International, Inc. ...................................  8.75 to 10.25   02/28/03        9,507,898
                                                                                                    ---------------
                                                                                                         36,161,965
                                                                                                    ---------------
            MANUFACTURING - CONSUMER &
            INDUSTRIAL PRODUCTS (1.1%)
     4,571  C.S. Brooks Canada, Inc. ...................................        9.00      06/30/02        4,570,365
    10,156  C.S. Brooks Canada, Inc. ...................................        9.25      06/30/04       10,156,061
                                                                                                    ---------------
                                                                                                         14,726,426
                                                                                                    ---------------
            MANUFACTURING - DIVERSIFIED (2.7%)
     8,123  Adience, Inc. and Refraco Holdings, Ltd. ...................        8.69      04/15/05        8,122,500
     7,000  Doskocil Manufacturing Co. .................................        8.41      09/30/04        6,999,930
     5,636  Mettler-Toledo, Inc. .......................................        7.91      12/31/04        5,635,675
    10,857  Refraco, Inc. ..............................................        9.44      10/15/05       10,857,143
     4,721  Signature Brands, Inc. .....................................        8.38      08/15/01        4,719,656
                                                                                                    ---------------
                                                                                                         36,334,904
                                                                                                    ---------------
            MANUFACTURING - RENTAL
            CAREER APPAREL (0.5%)
     6,237  The William Carter Co. .....................................   8.72 to 8.88   10/30/03        6,235,910
                                                                                                    ---------------
            MEDICAL EQUIPMENT (0.9%)
       869  Hanger Orthopedic Group, Inc. ..............................        8.50      12/31/03          869,031
     1,003  JE Hanger, Inc. of Georgia..................................        8.50      12/31/03        1,002,721
     2,625  Medical Specialties Group, Inc. ............................  8.84 to 10.50   06/30/01        2,624,845
     7,205  Medical Specialties Group, Inc. ............................  9.59 to 11.25   06/30/04        7,204,114
                                                                                                    ---------------
                                                                                                         11,700,711
                                                                                                    ---------------
            MEDICAL PRODUCTS & SUPPLIES (2.0%)
     2,447  Alaris Medical Systems, Inc. ...............................   8.69 to 8.75   11/01/03        2,446,195
     2,447  Alaris Medical Systems, Inc. ...............................   9.19 to 9.25   11/01/04        2,446,170
     2,303  Alaris Medical Systems, Inc. ...............................   9.44 to 9.50   05/01/05        2,302,255
     2,177  Dade International, Inc. ...................................        7.94      12/31/01        2,177,419
     5,893  Dade International, Inc. ...................................   8.19 to 8.56   12/31/02        5,893,286
     5,893  Dade International, Inc. ...................................   8.44 to 8.81   12/31/03        5,893,259
     5,133  Dade International, Inc. ...................................        8.69      12/31/04        5,132,726
                                                                                                    ---------------
                                                                                                         26,291,310
                                                                                                    ---------------
            MEDICAL SERVICES (1.0%)
    10,000  SMT Health Services, Inc. ..................................        8.94      08/31/03       10,000,044
     4,000  Transportacion Ferroviaria Mexicana, S.A. de C.V............        9.75      12/23/02        3,999,960
                                                                                                    ---------------
                                                                                                         14,000,004
                                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
            METALS & MINING (0.6%)
$    8,705  U.S. Silica Corp. ..........................................        8.97%     12/31/03  $     8,704,684
                                                                                                    ---------------
            MISCELLANEOUS (2.2%)
    16,000  Mafco Finance Corp. ........................................       10.16      03/20/99       15,999,680
     1,280  Mafco Finance Corp. (Revolver)..............................       10.16      03/20/99        1,279,971
    12,594  Pinnacle Brands, Inc. ......................................        8.97      05/29/02       12,591,735
                                                                                                    ---------------
                                                                                                         29,871,386
                                                                                                    ---------------
            PACKAGING & BOTTLING (0.4%)
     4,975  MPC Packaging Corp. ........................................        8.72      05/30/04        4,974,254
                                                                                                    ---------------
            PAPER (3.0%)
    12,405  Alabama Pine Pulp Co., Inc. ................................   6.85 to 6.98   12/31/02       10,706,099
     1,952  Crown Paper Co. ............................................        8.19      08/22/02        1,951,822
     2,468  Crown Paper Co. (Revolver)..................................  8.19 to 10.00   08/22/02        2,467,764
     9,899  Crown Paper Co. ............................................   9.00 to 9.25   08/22/03        9,899,267
     7,268  St. Laurent Paper Products Corp. ...........................   9.00 to 9.25   05/31/03        7,267,412
     7,732  St. Laurent Paper Products Corp. ...........................   9.25 to 9.50   05/31/04        7,731,147
                                                                                                    ---------------
                                                                                                         40,023,511
                                                                                                    ---------------
            PLASTICS (1.3%)
     7,905  Jet Plastica Industries, Inc. ..............................        8.31      12/31/02        7,905,405
     9,143  Jet Plastica Industries, Inc. ..............................        8.81      12/31/04        9,143,243
                                                                                                    ---------------
                                                                                                         17,048,648
                                                                                                    ---------------
            PRINTED CIRCUIT BOARDS (0.8%)
     6,953  Celestica, Inc. ............................................        8.75      04/22/03        6,952,777
     2,489  Circo Craft Technologies, Inc. .............................        8.66      06/30/04        2,488,611
     1,500  Circo Craft Technologies, Inc. .............................        9.16      06/30/05        1,499,985
                                                                                                    ---------------
                                                                                                         10,941,373
                                                                                                    ---------------
            PUBLISHING (1.3%)
    11,000  Cygnus Publishing, Inc. ....................................   8.50 to 8.59   06/05/05       10,998,515
     3,363  Von Hoffman Press, Inc. ....................................        8.47      05/30/04        3,361,962
     3,363  Von Hoffman Press, Inc. ....................................        8.72      05/30/05        3,361,962
                                                                                                    ---------------
                                                                                                         17,722,439
                                                                                                    ---------------
            PUBLISHING - BUSINESS (1.1%)
    14,375  Advanstar Communications, Inc. .............................        8.66      12/31/03       14,374,425
                                                                                                    ---------------
            PUBLISHING - NEWSPAPER (1.2%)
     5,000  21st Century Newspapers, Inc. ..............................        8.44      09/15/05        5,000,000
    11,000  Newsquest Media Group, Ltd. ................................        8.16      12/31/04       11,000,000
                                                                                                    ---------------
                                                                                                         16,000,000
                                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
            RECORD & TAPE DISTRIBUTION (0.2%)
$    4,876  Camelot Music, Inc. (c).....................................       10.00%     02/28/01  $     3,022,500
                                                                                                    ---------------
            RESTAURANTS (0.6%)
     8,645  Houlihan's Restaurants, Inc. ...............................  9.54 to 11.00   04/15/04        8,644,913
                                                                                                    ---------------
            RETAIL - DEPARTMENT STORES (0.8%)
    10,198  The Caldor Corp. (Revolver).................................   6.69 to 8.75   12/31/98       10,198,312
                                                                                                    ---------------
            SEMICONDUCTORS (0.5%)
     7,417  Fairchild Semiconductor Corp. ..............................   8.75 to 9.04   03/11/03        7,416,695
                                                                                                    ---------------
            SPECIALTY PACKAGING (0.8%)
     5,880  Calmar, Inc. ...............................................  8.72 to 10.50   09/15/03        5,879,006
     4,410  Calmar, Inc. ...............................................  8.97 to 10.75   03/15/04        4,409,208
                                                                                                    ---------------
                                                                                                         10,288,214
                                                                                                    ---------------
            SPORTING GOODS (2.1%)
     4,117  E & S Holdings Corp. .......................................        7.91      09/30/03        4,117,606
       645  E & S Holdings Corp. (Revolver).............................   7.91 to 9.75   09/30/03          644,706
     7,000  E & S Holdings Corp. .......................................        8.41      09/30/04        6,999,973
     7,000  E & S Holdings Corp. .......................................        8.91      09/30/05        6,999,930
     4,000  E & S Holdings Corp. .......................................        9.41      03/30/06        3,999,960
       897  Worldwide Sports & Recreation, Inc. ........................        8.81      04/26/00          897,215
     4,903  Worldwide Sports & Recreation, Inc. ........................        9.25      04/26/01        4,902,921
                                                                                                    ---------------
                                                                                                         28,562,311
                                                                                                    ---------------
            SUPERMARKETS (2.0%)
     5,333  Itaperuna Participacoes S.A. ...............................       10.75      06/02/02        5,332,427
     1,173  Ralph's Grocery Company.....................................        7.50      02/15/03        1,173,321
       616  Ralph's Grocery Company (Revolver)..........................   7.44 to 7.50   02/15/03          615,981
     3,973  Ralph's Grocery Company.....................................        8.00      02/15/04        3,972,439
     6,903  Ralph's Grocery Company (Participation: Bankers Trust)
              (d).......................................................        8.00      02/15/04        6,902,726
     3,766  Star Markets Company, Inc. .................................        8.82      12/31/01        3,764,622
     2,818  Star Markets Company, Inc. .................................        9.32      12/31/02        2,817,463
     2,500  Star Markets Company, Inc. .................................        9.32      12/31/03        2,499,150
                                                                                                    ---------------
                                                                                                         27,078,129
                                                                                                    ---------------
            TEXTILES (0.5%)
     4,605  Joan Fabrics Corp. .........................................        8.84      06/30/05        4,604,158
     2,395  Joan Fabrics Corp. .........................................        9.34      06/30/06        2,394,114
                                                                                                    ---------------
                                                                                                          6,998,272
                                                                                                    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON      MATURITY
THOUSANDS                                                                      RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
            TOYS (1.1%)
$    7,223  Ritvik Toys, Inc. ..........................................        9.19%     02/08/03  $     7,223,045
     7,223  Ritvik Toys, Inc. ..........................................        9.69      02/08/04        7,222,973
                                                                                                    ---------------
                                                                                                         14,446,018
                                                                                                    ---------------
            WASTE DISPOSAL (0.4%)
     5,940  Allied Waste North America, Inc. ...........................   7.69 to 8.00   12/05/03        5,939,978
                                                                                                    ---------------
            WHOLESALE DISTRIBUTOR (1.4%)
    14,724  American Marketing Industries, Inc. ........................   9.13 to 9.19   11/29/02       14,724,623
     3,980  American Marketing Industries, Inc. ........................        9.19      11/30/03        3,980,000
                                                                                                    ---------------
                                                                                                         18,704,623
                                                                                                    ---------------
            WIRE & CABLE (1.0%)
    12,980  International Wire Group, Inc. .............................   7.72 to 7.82   09/30/03       12,979,328
                                                                                                    ---------------

            TOTAL SENIOR COLLATERIZED TERM LOANS
            (IDENTIFIED COST $1,142,983,932)......................................................    1,140,452,162
                                                                                                    ---------------

NUMBER OF
  SHARES
----------
            PREFERRED STOCK (b) (0.1%)
            APPAREL
   1,722K   London Fog Industries, Inc. (Series A-1) (Restricted) ++
              (IDENTIFIED COST $2,476,954).........................................................        1,222,422
                                                                                                     ---------------

            COMMON STOCKS (b) (0.0%)
            APPAREL (0.0%)
    1,291   London Fog Industries, Inc. (Restricted)...............................................        --
                                                                                                     ---------------
            FOOD SERVICES (0.0%)
    4,209   Flagstar Companies, Inc. (Restricted)..................................................            1,431
                                                                                                     ---------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $60,507)..............................................................            1,431
                                                                                                     ---------------

PRINCIPAL
AMOUNT IN                                                                     COUPON       MATURITY
THOUSANDS                                                                      RATE          DATE
----------                                                                --------------   --------
            SHORT-TERM INVESTMENTS (13.8%)
            COMMERCIAL PAPER (e) (5.9%)
            FINANCE - CONSUMER (3.7%)
$   50,000  American Express Credit Corp. (f)...........................          5.60%    10/01/97       50,000,000
                                                                                                     ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                     COUPON       MATURITY
THOUSANDS                                                                      RATE          DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (2.2%)
$   30,000  General Electric Capital Corp. .............................          5.78%    10/03/97  $    29,990,367
                                                                                                     ---------------

            TOTAL COMMERICAL PAPER
            (AMORTIZED COST $79,990,367)...........................................................       79,990,367
                                                                                                     ---------------

            U.S. GOVERNMENT AGENCY (e) (f) (5.2%)
    70,000  Federal National Mortgage Assoc. (AMORTIZED COST
              $69,989,383)..............................................          5.46     10/02/97       69,989,383
                                                                                                     ---------------

            REPURCHASE AGREEEMENT (2.7%)
    35,607  The Bank of New York (dated 09/30/97; proceeds $35,612,669;)
              (IDENTIFIED COST $35,607,476) (G).........................          5.25     10/01/97       35,607,476
                                                                                                     ---------------

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $185,587,226).........................................................      185,587,226
                                                                                                     ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,331,108,619) (H).....................................................    98.7%      1,327,263,241

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................     1.3          17,339,981
                                                                                           --------   ---------------

NET ASSETS...............................................................................   100.0%    $ 1,344,603,222
                                                                                           --------   ---------------
                                                                                           --------   ---------------

---------------------

 K   In thousands.
 + Accrues interest at a rate of prime plus 1% with 3% paid in cash and the remainder to be paid-in-kind; converts to prime plus 1 percent cash payment on May 31, 2000.
++   Payment-in-kind security.
(a) Floating rate securities. Interest rates shown are those in effect at September 30, 1997.
(b)  Non-income producing securities.
(c)  Non-income producing security; issuer in bankruptcy.
(d) Participation interests were acquired through the financial institutions indicated parenthetically.
(e) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f) All or a portion of these securities are segregated in connection with unfunded loan commitments.
(g) Collateralized by $35,012,159 U.S. Treasury Note 6.75% due 05/31/99 valued at $36,319,625 and $244 U.S. Treasury Bond 11.625% due 11/15/04 valued at
     $331.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $779,103 and the aggregate gross unrealized depreciation is $4,624,481, resulting in net unrealized depreciation of $3,845,378.

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

ASSETS:
Investments in securities, at value
  (identified cost $1,331,108,619)..........................................................  $1,327,263,241
Cash........................................................................................      12,028,239
Receivable for:
    Interest................................................................................       7,764,950
    Shares of beneficial interest sold......................................................       4,053,596
    Investments sold........................................................................         245,000
Prepaid expenses and other assets...........................................................         434,146
                                                                                              --------------

     TOTAL ASSETS...........................................................................   1,351,789,172
                                                                                              --------------

LIABILITIES:
Payable for:
    Dividends to shareholders...............................................................       1,225,158
    Investment advisory fee.................................................................       1,022,134
    Administration fee......................................................................         294,181
Accrued expenses and other payables.........................................................         269,016
Deferred loan fees..........................................................................       4,375,461
Commitment and contingencies (Note 7).......................................................        --
                                                                                              --------------

     TOTAL LIABILITIES......................................................................       7,185,950
                                                                                              --------------

     NET ASSETS.............................................................................  $1,344,603,222
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,348,358,142
Net unrealized depreciation.................................................................      (3,845,378)
Accumulated undistributed net investment income.............................................         526,876
Accumulated net realized loss...............................................................        (436,418)
                                                                                              --------------

     NET ASSETS.............................................................................  $1,344,603,222
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE,
  135,154,983 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)............           $9.95
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1997

NET INVESTMENT INCOME:

INCOME
Interest......................................................................................  $ 97,732,391
Facility, amendment and other loan fees.......................................................     4,137,689
Other income..................................................................................       441,233
                                                                                                ------------

     TOTAL INCOME.............................................................................   102,311,313
                                                                                                ------------

EXPENSES
Investment advisory fee.......................................................................     9,981,012
Administration fee............................................................................     2,862,062
Professional fees.............................................................................       978,890
Facility fees.................................................................................       971,755
Transfer agent fees and expenses..............................................................       600,085
Shareholder reports and notices...............................................................       269,479
Registration fees.............................................................................       204,234
Custodian fees................................................................................        76,302
Trustees' fees and expenses...................................................................        15,441
Other.........................................................................................       102,538
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    16,061,798
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    86,249,515
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.............................................................................     3,073,930
Net change in unrealized depreciation.........................................................    (3,410,252)
                                                                                                ------------

     NET LOSS.................................................................................      (336,322)
                                                                                                ------------

NET INCREASE..................................................................................  $ 85,913,193
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEAR         FOR THE YEAR
                                                          ENDED                ENDED
                                                    SEPTEMBER 30, 1997   SEPTEMBER 30, 1996
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................    $   86,249,515        $ 55,337,469
Net realized gain (loss)..........................         3,073,930          (1,507,802)
Net change in unrealized depreciation.............        (3,410,252)         (2,222,920)
                                                    ------------------   ------------------

     NET INCREASE.................................        85,913,193          51,606,747

Dividends from net investment income..............       (84,598,513)        (55,512,316)
Net increase from transactions in shares of
  beneficial interest.............................       403,817,997         422,015,153
                                                    ------------------   ------------------

     NET INCREASE.................................       405,132,677         418,109,584

NET ASSETS:
Beginning of period...............................       939,470,545         521,360,961
                                                    ------------------   ------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $526,876 AND $238,827, RESPECTIVELY).......    $1,344,603,222        $939,470,545
                                                    ------------------   ------------------
                                                    ------------------   ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED SEPTEMBER 30, 1997

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income..............................................................  $       86,249,515
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations.....................          (1,042,457)
Increase in payables related to operations.........................................             492,678
Net loan fees received.............................................................           4,280,984
Amortization of loan fees..........................................................          (5,540,967)
Accretion of discounts.............................................................          (1,146,844)
                                                                                     ------------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES.....................................          83,292,909
                                                                                     ------------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments...........................................................      (1,112,239,537)
Principal repayments/sales of investments..........................................         846,513,445
Net purchases of short-term investments............................................        (128,720,350)
                                                                                     ------------------

     NET CASH USED FOR INVESTING ACTIVITIES........................................        (394,446,442)
                                                                                     ------------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold.................................................         450,036,220
Shares tendered....................................................................         (86,013,853)
Dividends from net investment income (net of reinvested dividends of
 $39,655,716)......................................................................         (44,549,772)
                                                                                     ------------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES.....................................         319,472,595
                                                                                     ------------------

NET INCREASE IN CASH...............................................................           8,319,062

CASH BALANCE AT BEGINNING OF YEAR..................................................           3,709,177
                                                                                     ------------------

CASH BALANCE AT END OF YEAR........................................................  $       12,028,239
                                                                                     ------------------
                                                                                     ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) The Trustees believe that, at present, there are not sufficient market quotations provided by banks, dealers or pricing services respecting interests in senior collateralized loans ("Senior Loans") to corporations, partnerships and other entities ("Borrower") to enable the Trust to properly value Senior Loans based on available market quotations. Accordingly, until the market for Senior Loans develops, interests in Senior Loans held by the Trust are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures, adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the Borrower. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for the Senior Loans existed; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan, and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million and 0.85% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the year ended September 30, 1997 aggregated $1,112,239,537 and $846,758,445, respectively.

Shares of the Trust are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. Pursuant to a Distribution Agreement between the Trust,

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

the Investment Adviser and the Distributor, the Investment Adviser compensates the Distributor at a rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Adviser will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. An early withdrawal charge payable to the Investment Adviser to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the year ended September 30, 1997, the Investment Adviser has informed the Trust that it received approximately $1,296,000 in early withdrawal charges.

Dean Witter Trust FSB, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent. At September 30, 1997, the Trust had transfer agent fees and expenses payable of approximately $7,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,567. At September 30, 1997, the Trust had an accrued pension liability of $48,094 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                 SHARES           AMOUNT
                                                              -------------   ---------------
Balance, September 30, 1995.................................     52,197,974   $   522,524,992
Shares sold.................................................     45,304,780       451,573,849
Shares issued to shareholders for reinvestment of
 dividends..................................................      2,706,326        26,959,275
Shares tendered (four quarterly tender offers)..............     (5,673,770)      (56,517,971)
                                                              -------------   ---------------
Balance, September 30, 1996.................................     94,535,310       944,540,145
Shares sold.................................................     45,281,310       450,176,134
Shares issued to shareholders for reinvestment of
 dividends..................................................      3,988,872        39,655,716
Shares tendered (four quarterly tender offers)..............     (8,650,509)      (86,013,853)
                                                              -------------   ---------------
Balance, September 30, 1997.................................    135,154,983   $ 1,348,358,142
                                                              -------------   ---------------
                                                              -------------   ---------------

On October 23, 1997, the Trustees approved a tender offer to purchase up to 4 million shares of beneficial interest to commence on November 19, 1997.

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS

During the year ended September 30, 1997, the Trust utilized approximately $3,527,000 of its net capital loss carryover. At September 30, 1997, the Trust had a net capital loss carryover of approximately $208,000 available through September 30, 2004 to offset future capital gains to the extent provided by regulations.

As of September 30, 1997, the Trust had temporary book/tax differences primarily attributable to dividends payable and permanent book/tax differences attributable to tax adjustments on revolver loans sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $1,362,953.

7. COMMITMENTS AND CONTINGENCIES

As of September 30, 1997, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-----------------------------------------------------------------  --------------
American Italian Pasta Co........................................  $    6,000,000
Caldor Corp......................................................       7,131,181
Capstar Hotels Company...........................................       3,125,000
Chancellor Media Corp............................................       3,650,500
Chatham Technologies.............................................       5,189,917
ComNet Cellular..................................................      15,000,000
Crown Paper Co...................................................       5,244,074
Dade International, Inc..........................................       2,693,548
E & S Holdings Corp..............................................       5,237,647
Fairchild Holding Corp...........................................       4,365,079
Hard Rock Hotel..................................................       8,000,000
Jet Plastica Industries..........................................       2,702,703
Leons Bakery, Inc................................................       2,529,412
Mafco Finance Corp...............................................       2,720,000
Ralph's Grocery Company, Inc.....................................       1,290,667
Stroh Brewery, Inc...............................................         550,000
UIH Latin America................................................       1,800,000
                                                                   --------------
                                                                   $   77,229,728
                                                                   --------------
                                                                   --------------

Total value of securities segregated for unfunded loan commitments were $81,989,383.

8. FINANCIAL INSTRUMENTS WITH CONCENTRATION OF CREDIT RISK

When the Trust purchases a Participation, the Trust typically enters into a contractual relationship with the Lender or third party selling such Participation ("Selling Participant"), but not with the

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

Borrower. As a result, the Trust assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Trust and the Borrower ("Intermediate Participants") and the Trust may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. Because the Trust will only acquire Participations if the Selling Participant and each Intermediate Participant is a financial institution, the Trust may be considered to have a concentration of credit risk in the banking and brokerage industry. At September 30, 1997, such Participations had a fair value of $21,492,832.

The Trust will only invest in Senior Loans where the Investment Adviser believes that the Borrower can meet debt service requirements in a timely manner and where the market value of the collateral at the time of investment equals or exceeds the amount of the Senior Loan. In addition, the Trust will only acquire Participations if the Selling Participant, and each Intermediate Participant, is a financial institution which meets certain minimum creditworthiness standards.

PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                     FOR THE
                                                                                                                     PERIOD
                                                                                                                  NOVEMBER 30,
                                                     FOR THE YEAR ENDED SEPTEMBER 30,                             1989* THROUGH
                           ------------------------------------------------------------------------------------   SEPTEMBER 30,
                              1997        1996        1995         1994        1993        1992         1991          1990
-------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of period.....  $    9.94    $   9.99    $  10.00    $    9.91    $   9.99    $  10.00    $   10.00    $   10.00
                           ----------   ---------   ---------   ----------   ---------   ---------   ----------      ------

Net investment income....       0.75        0.74        0.82         0.62        0.55        0.62         0.84         0.74
Net realized and
 unrealized gain
 (loss)..................     --           (0.04)       0.01         0.09       (0.08)      (0.01)      --            (0.01)
                           ----------   ---------   ---------   ----------   ---------   ---------   ----------      ------

Total from investment
 operations..............       0.75        0.70        0.83         0.71        0.47        0.61         0.84         0.73
                           ----------   ---------   ---------   ----------   ---------   ---------   ----------      ------

Less dividends and
 distributions from:
   Net investment
   income................      (0.74)      (0.75)      (0.81)       (0.62)      (0.55)      (0.62)       (0.84)       (0.73)
   Net realized gain.....     --           --          (0.03)      --           --          --          --           --
                           ----------   ---------   ---------   ----------   ---------   ---------   ----------      ------

Total dividends and
 distributions...........      (0.74)      (0.75)      (0.84)       (0.62)      (0.55)      (0.62)       (0.84)       (0.73)
                           ----------   ---------   ---------   ----------   ---------   ---------   ----------      ------

Net asset value, end of
 period..................  $    9.95    $   9.94    $   9.99    $   10.00    $   9.91    $   9.99    $   10.00    $   10.00
                           ----------   ---------   ---------   ----------   ---------   ---------   ----------      ------
                           ----------   ---------   ---------   ----------   ---------   ---------   ----------      ------

TOTAL INVESTMENT
 RETURN+.................       7.78%       7.25%       8.57%        7.32%       4.85%       6.23%        8.77%        7.57%(1)

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................       1.40%       1.46%       1.52%        1.60%       1.45%       1.47%        1.52%        1.48%(2)

Net investment income....       7.53%       7.50%       8.11%        6.14%       5.53%       6.14%        8.23%        8.95%(2)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in thousands....  $1,344,603    $939,471    $521,361     $305,034    $311,479    $413,497     $479,941    $328,189

Portfolio turnover
 rate....................         86%         72%        102%         147%         92%         46%          42%          35%(1)

---------------------
 *   Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
     Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF PRIME INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Prime Income Trust (the "Trust") at September 30, 1997, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the seven years in the period then ended and for the period November 30, 1989 (commencement of operations) through September 30, 1990, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and, with respect to senior collateralized loans, the selling participants and agent banks, provide a reasonable basis for the opinion expressed above.

As explained in Note 1, the financial statements include senior collateralized loans valued at $1,140,452,162 (85 percent of net assets), which values have been estimated by the Trustees in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the senior collateralized loans existed, and the differences could be material.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 12, 1997

TRUSTEES
--------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
--------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
Rafael Scolari
VICE PRESIDENT
Thomas F. Caloia
TREASURER

CUSTODIAN
--------------------------------------------
The Bank of New York
110 Washington Street
New York, New York 10286

TRANSFER AGENT
--------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
--------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER
--------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.


PRIME INCOME TRUST

[PHOTO]

ANNUAL REPORT
SEPTEMBER 30, 1997